Employee benefit obligations - Other employee benefits (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefit obligations
Other employee benefits	$ 957	$ 997	$ 954	$ 784
Other employee benefit obligations
Employee benefit obligations
Other employee benefits	127	132
End of service employee benefits
Employee benefit obligations
Other employee benefits	25	25
Long term employee benefits
Employee benefit obligations
Other employee benefits	$ 102	$ 107